Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes		Royalties	Fees	Bonuses		Total Payments
Total	$ 3,852,602,989		$ 2,436,409,960	$ 166,617,576	$ 13,876,594		$ 6,469,507,119
RINCON – ARGENTINA [Member]
Total	35,464,395						35,464,395
PILBARA – AUSTRALIA [Member]
Total	3,952,931,117	[1]	2,096,460,437	14,860,403			6,064,251,957
DAMPIER SALT – AUSTRALIA [Member]
Total	35,367,429		2,939,918	143,429			38,450,776
WINU – AUSTRALIA [Member]
Total	(20,429,763)	[2]					(20,429,763)
WEIPA INCLUDING AMRUN – AUSTRALIA [Member]
Total	(79,752,159)	[2]	126,389,229	1,965,268			48,602,338
EXPLORATION – AUSTRALIA [Member]
Total	(22,232,782)	[2]					(22,232,782)
HEAD OFFICE / NON-EXTRACTIVE AUSTRALIA [Member]
Total	(230,195,965)	[2]					(230,195,965)
GOVE – AUSTRALIA [Member]
Total			50,293,231	6,565,732			56,858,963
IRON ORE COMPANY OF CANADA [Member]
Total	129,264,702			8,339,961			137,604,663
DIAVIK – CANADA [Member]
Total	(867,618)			9,413,432			8,545,814
RIO TINTO FER ET TITANE – CANADA [Member]
Total	1,497,300			783,172			2,280,472
EXPLORATION – CHILE [Member]
Total	160,608						160,608
EXPLORATION - KAZAKHSTAN [Member]
Total				701,773			701,773
QIT MADAGASCAR MINERALS - MADAGASCAR [Member]
Total	1,181,895		5,768,606				6,950,501
OYU TOLGOI – MONGOLIA [Member]
Total	13,061,197		126,246,003	60,784,573	$ 13,876,594	[3]	213,968,367
EXPLORATION - PERU [Member]
Total				798,385			798,385
KENNECOTT UTAH COPPER – US [Member]
Total	6,925,310	[4]	16,423,992	55,068,829			78,418,131
RESOLUTION COPPER – US [Member]
Total	(36,933,176)	[4]		1,361,968			(35,571,208)
U.S. BORAX - US [Member]
Total	14,627,122	[4]		5,723,762			20,350,884
EXPLORATION - US [Member]
Total	(13,058,036)	[4]		$ 106,889			(12,951,147)
RICHARDS BAY MINERALS – SOUTH AFRICA [Member]
Total	$ 65,591,413		$ 11,888,544				$ 77,479,957

[1]	Project amount includes payments / refunds between entities in tax groups where final payments to government are paid via the head / representative entity on behalf of the group.
[2]	Project amount includes payments / refunds between entities in tax groups where final payments to government are paid via the head / representative entity on behalf of the group. This does not represent an actual refund from the Australian Tax Office.
[3]	Bonuses include $1,593,947 paid under Oyu Tolgoi LLC’s Communities Co-operation Agreement and $12,282,647 under the Khangbogd Soum Centre Development Partnership Agreement.
[4]	Project amount includes payments / refunds between entities in tax groups where final payments to government are paid via the head / representative entity on behalf of the group. Overall there was a net refund from the IRS in the year.